Other Current Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Current Liabilities [Abstract]
Accrued payroll and related taxes	$ 111,076	$ 16,424
Provision for vacation	12,807	5,392
Accrued expenses	87,540	87,975
Other current liabilities	$ 211,423	$ 109,791